Advance from Shareholders	8 Months Ended
Sep. 30, 2012
Advance From Shareholders [Abstract]
Advance From Shareholders

Note 6 — Advance from Shareholders

As of September 30, 2012, the Company received $22,876 as an advance from an initial shareholder of the Company. The advance was repaid following the Public Offering.